Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,651	£ 1,664
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	458	539
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	686	576
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	472	442
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 35	£ 107